Related Party Transactions - Additional Information (Detail) - Sun Pharmaceutical Industries Ltd. [Member]	12 Months Ended
Mar. 31, 2020
Related Party Transaction [Line Items]
Voting interest	84.70%
Agreement effective date	May 01, 2017